Bitfufu (Details) $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Property, Plant, and Equipment, Additional Disclosures	committed to purchase 60,000 machines
Purchase Obligation	$ 305.7
prepaid machine and equipment	85.0
Purchase Obligation, to be Paid, Year One	$ 220.7